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                        SUPPLEMENT DATED OCTOBER 1, 1999
                      TO PROSPECTUS DATED MAY 1, 1999 FOR
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                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
                       (INDIVIDUAL LIFE AND SURVIVORSHIP)
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                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                 THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT-2

      HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS     (847) 550-5500

     Effective October 1, 1999, the Evergreen VA Aggressive Growth Fund (the "Fund"), a Subaccount available under this Policy, changed its name to Evergreen VA Omega Fund. The Fund also modified its investment objective, strategy, and risk factors concurrently.

     A prospectus supplement for the underlying mutual fund, of which the Fund is a series, is attached to this Supplement.

     The changes to the Prospectus follow with references to those parts of the Prospectus that are modified by this Supplement.

INTRODUCTION

     The third paragraph on the cover page of the Prospectus is revised to read as follows:

     "The following portfolios of underlying mutual funds are currently available under the Policies:

- Evergreen Variable Annuity Trust

     - Evergreen VA Fund

     - Evergreen VA Growth and Income Fund

     - Evergreen VA Foundation Fund

     - Evergreen VA Global Leaders Fund

     - Evergreen VA Strategic Income Fund

     - Evergreen VA Omega Fund (formerly Evergreen VA Aggressive Growth Fund)

     - Evergreen VA Small Cap Value Fund (formerly Evergreen VA Small Cap Equity Income Fund)

     - Evergreen VA International Growth Fund

     - Evergreen VA Masters Fund

- Goldman Sachs Variable Insurance Trust

     - Goldman Sachs International Equity Fund

     - Goldman Sachs Global Income Fund

- Morgan Stanley Dean Witter Universal Funds, Inc.

     - High Yield Portfolio

     - U.S. Real Estate Portfolio

- Fidelity's Variable Insurance Products Fund ("VIP")

     - VIP Money Market Portfolio

     - VIP Overseas Portfolio

- Fidelity's Variable Insurance Products Fund II ("VIP II")

     - VIP II Contrafund Portfolio

     - VIP II Index 500 Portfolio"

SUMMARY -- THE FUNDS

     The first paragraph under the section titled "THE FUNDS" under "SUMMARY" on page 6 of the Prospectus is revised to read as follows:

     "The following Portfolios of Evergreen Variable Annuity Trust are currently available for investment by the Separate Account:

     - Evergreen VA Fund

     - Evergreen VA Growth and Income Fund

     - Evergreen VA Foundation Fund

     - Evergreen VA Global Leaders Fund

     - Evergreen VA Strategic Income Fund

     - Evergreen VA Omega Fund (formerly Evergreen VA Aggressive Growth Fund)

     - Evergreen VA Small Cap Value Fund (formerly Evergreen VA Small Cap Equity Income Fund)

     - Evergreen VA International Growth Fund

     - Evergreen VA Masters Fund."

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

     The table titled "PORTFOLIO EXPENSES AFTER WAIVERS/REIMBURSEMENTS" appearing on page 9 of the Prospectus is revised as follows:

                "PORTFOLIO EXPENSES AFTER WAIVERS/REIMBURSEMENTS
     (as a percentage of net assets for the period ended December 31, 1998)

                                                                                        TOTAL
                                                              MANAGEMENT    OTHER     OPERATING
                         PORTFOLIO                               FEES      EXPENSES   EXPENSES
                         ---------                            ----------   --------   ---------
Evergreen VA Fund(1)........................................    0.95%       0.05%       1.00%
Evergreen VA Growth and Income Fund()(1)....................    0.95%       0.05%       1.00%
Evergreen VA Foundation Fund................................    0.83%       0.17%       1.00%
Evergreen VA Global Leaders Fund()(1).......................    0.95%       0.05%       1.00%
Evergreen VA Strategic Income Fund(1).......................    0.45%       0.55%       1.00%
Evergreen VA Omega Fund(1)..................................    0.60%       0.40%       1.00%
Evergreen VA Small Cap Value Fund(1)........................    0.95%       0.05%       1.00%
Evergreen VA International Growth Fund(1)...................    0.75%       0.25%       1.00%
Evergreen VA Masters Fund(2)................................    0.95%       0.05%       1.00%
Goldman Sachs International Equity Fund(3)..................    1.00%       0.25%       1.25%
Goldman Sachs Global Income Fund(3).........................    0.90%       0.15%       1.05%
Morgan Stanley Dean Witter High Yield Portfolio(4)..........    0.15%       0.65%       0.80%
Morgan Stanley Dean Witter U.S. Real Estate Portfolio(4)....    0.17%       0.93%       1.10%
Fidelity's VIP Money Market Portfolio.......................    0.20%       0.10%       0.30%
Fidelity's VIP Overseas Portfolio(5)........................    0.74%       0.15%       0.89%
Fidelity's VIP II Contrafund Portfolio(5)...................    0.59%       0.07%       0.66%
Fidelity's VIP II Index 500 Portfolio(6)....................    0.24%       0.04%       0.28%

---------------
(1) Reflects an agreement to voluntarily limit aggregate operating expenses (including investment advisory expenses, but excluding interest, brokerage commissions and extraordinary expenses) to 1.00% of average daily net assets. Absent such an agreement, the actual Management Fees, Other Expenses and Total Operating Expenses for the period from January 1, 1998 to December 31, 1998 were as follows:

                                                                                      TOTAL
                                                            MANAGEMENT    OTHER     OPERATING
                                                               FEES      EXPENSES   EXPENSES
                                                            ----------   --------   ---------
Evergreen VA Fund.........................................    0.95%       0.19%       1.14%
Evergreen VA Growth and Income Fund.......................    0.95%       0.21%       1.16%
Evergreen VA Global Leaders Fund..........................    0.95%       0.61%       1.56%
Evergreen VA Strategic Income Fund........................    0.45%       0.57%       1.02%
Evergreen VA Omega Fund...................................    0.60%       0.95%       1.55%
Evergreen VA Small Cap Value Fund.........................    0.95%       2.52%       3.47%
Evergreen VA International Growth Fund....................    0.75%       7.50%       8.25%

(2) Expenses have been estimated for the current fiscal year.

(3) Each Goldman Sachs Portfolio is a series of Goldman Sachs Variable Insurance Trust. Expenses are based on actual expenses for fiscal year ended December 31, 1998. Each Portfolio's investment adviser has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed .25% and .15%, respectively, of each Portfolio's average daily net assets. Without such reduction, "Other Expenses" and "Total Operating Expenses" for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund would have been 1.97% and 2.97% and 2.40% and 3.30%, respectively, on an annualized basis. The reductions or limits may be discontinued or modified by the investment adviser in its discretion at any time.

(4) Each Portfolio's management fees and expenses were voluntarily waived and/or reimbursed by its investment adviser. Absent waiver and/or reimbursement, Management Fees, Other Expenses, and Total Operating Expenses would have been 0.50%, 0.65% and 1.15% for High Yield Portfolio, and 0.80%, 0.93% and 1.73% for U.S. Real Estate Portfolio.

(5) A portion of the brokerage commissions that certain Portfolios pay was used to reduce expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, Total Operating Expenses would have been 0.91% for VIP Overseas Portfolio and 0.70% for VIP II Contrafund Portfolio.

(6) The investment adviser agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been 0.24%, 0.11%, and 0.35%, respectively."

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THE FUNDS

     The fifth paragraph on page 11 of the Prospectus under the section titled "EVERGREEN VARIABLE ANNUITY TRUST" under "THE FUNDS" is revised to read as follows:

     "Evergreen VA Omega Fund (formerly Evergreen VA Aggressive Growth
     Fund): Seeks maximum capital growth by investing primarily in common stocks and securities convertible into common stocks. The Fund's investment adviser seeks to identify and invest in industries that are growing faster than the economy."

     The ninth paragraph on page 11 of the Prospectus under the section titled "EVERGREEN VARIABLE ANNUITY TRUST" under "THE FUNDS" is revised to read as follows:

          "Evergreen Asset Management Corp. is the investment adviser to Evergreen VA Fund, Evergreen VA Growth and Income Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, and Evergreen VA Small Cap Value Fund (formerly Evergreen VA Small Cap Equity Income
     Fund). Keystone Investment Management Company is the investment adviser to Evergreen VA Strategic Income Fund and Evergreen VA International Growth Fund. Evergreen Investment Management (formerly the Capital Management Group of First Union National Bank) is the investment adviser to Evergreen VA Omega Fund (formerly Evergreen VA Aggressive Growth Fund) and, pursuant to a manager of managers strategy, Evergreen VA Masters Fund. Evergreen Asset Management Corp., MFS Institutional Advisors, Inc., Oppenheimer Funds, Inc. and Putnam Investment Management Inc. currently serve as managers of segments of the Evergreen VA Masters Fund."

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